Allowance for Loan Losses - Changes in the Allowance for Loan Losses (Parenthetical) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Financing Receivable Allowance For Credit Losses [Line Items]
Loans held-for-sale	$ 35,935	[1],[2]
Unallocated [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Loans held-for-sale	$ 35,800

[1]	Based on ASC 948, Mortgage Banking, loans shall be classified as held-for-sale once a decision has been made to sell the loans and shall be transferred to the held-for-sale category at lower of cost or fair value. At December 31, 2019, the loans under contract to be sold had a principal balance of $35.8 million and net deferred fees of $146,000. These loans were transferred at their amortized cost of $35.9 million as of December 31, 2019, as the fair value of these loans was greater than the amortized cost.
[2]	Based on ASC 948, Mortgage Banking, loans shall be classified as held-for-sale once a decision has been made to sell the loans and shall be transferred to the held-for-sale category at lower of cost or fair value. The loans under contract to be sold had a principal balance of $35.8 million and net deferred fees of $146,000 at December 31, 2019. These loans were transferred at their amortized cost of $35.9 million as of December 31, 2019, as the fair value of these loans was greater than the amortized cost.